SCHEDULE OF WARRANT ACTIVITY (Parenthetical) (Details) - shares	Jun. 30, 2023		Jun. 30, 2022
Equity [Abstract]
Number of Shares, Outstanding, Ending balance	3,396	[1]	105

[1]	The total warrants of 3,396 above which are exercisable into common stock consisted of the following: